Prepaid expenses and accrued income (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid expenses and accrued income
Prepaid expenses and accrued income

	As of
	December 31,
In CHF thousands	2025	2024
Prepaid expenses	3,972	4,302
Accrued income	360	1,099
Total prepaid expenses and accrued income	4,332	5,401